Accounts Receivable (Details) - Schedule of Accounts Receivable, Net ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	[1]	₨ 10,445	$ 127.1	₨ 9,529
Less: Allowance for doubtful accounts/ credit losses		(836)	(10.2)	(285)
Total		9,609	116.9	9,244
Non-current		3,896	47.4	3,203
Current		₨ 5,713	$ 69.5	₨ 6,041

[1]	Includes INR 5,228 million and INR 5,766 million (US$70.2 million) of unbilled receivables for the year ended March 31, 2022 and 2023, respectively.